Preferred Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2016
Schedule of Capitalization, Equity [Line Items]
Aggregate value				$ 5
Series B Preferred Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock	0	0		480,000
Share conversion, original shares converted	480,000
Stock conversion, estimated preferred stock dividends eliminated quarterly	$ 187,500
Stock conversion, estimated preferred stock dividends eliminated annually	$ 750
Series B Preferred Stock [Member] | McDonald Partners, LLC [Member] | Private Placement [Member]
Schedule of Capitalization, Equity [Line Items]
Issuance of preferred stock			480,000
Preferred stock rate		6.25%
Share Price	$ 25.00	$ 25.00
Aggregate value			$ 12,000
Placement fees			482
Other offering expenses			149
Net proceeds from issuance of Series B preferred stock			$ 11,369
Common Stock [Member]
Schedule of Capitalization, Equity [Line Items]
Shares issued upon conversion	6,857,143